Differences between income tax expense (benefit) applicable to income before income taxes and amount computed by applying the statutory tax rate in Puerto Rico (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation Abstract
Computed income tax at statutory rates		$ 4,400		$ 1,100		$ (8,900)
Income tax (benefit) expense		(26,403)		114,927		108,230
PUERTO RICO
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation Abstract
Computed income tax at statutory rates		65,662		79,876		100,586
Net benefit of net tax exempt interest income		(25,540)		(31,379)		(7,799)
Deferred tax asset valuation allowance		166		7,192		143,754
Non-deductible expenses		23,093		21,756		28,130
Difference in tax rates due to multiple jurisdictions		(6,034)		(8,555)		13,908
Adjustment for enacted changes in income tax laws	103,287	0		103,287		0
Unrecognized Tax Benefits Period Increases Decreases		(8,985)		(5,160)		0
Income Tax Reconciliation Other Adjustments		3,367		3,377		(26,505)
Income tax (benefit) expense		(26,403)		114,927		108,230
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation Abstract
Computed income tax at statutory rates		30.00%		30.00%		41.00%
Effective Income Tax Rate Reconciliation Tax Exempt Income		(12.00%)		(12.00%)		(3.00%)
Deferred tax asset valuation allowance		0.00%		3.00%		59.00%
Non-deductible expenses		11.00%		8.00%		11.00%
Difference in tax rates due to multiple jurisdictions		(3.00%)		(3.00%)		6.00%
Effective Income Tax Rate Reconciliation Change In Enacted Tax Rate		0.00%		39.00%		0.00%
EffectiveIncomeTaxRateReconciliationOtherAdjustments		(4.00%)		(2.00%)		0.00%
Income tax (benefit) expense		(12.00%)		43.00%		44.00%
PUERTO RICO | Effect Of Income Subject To Preferential Tax Rate [Member]
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation Abstract
Income tax reconciliation, other deductions		(78,132)	[1]	(1,852)	[1]	(143,844)	[1]
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation Abstract
Effective Income Tax Rate Reconciliation Deductions Other		(36.00%)	[1]	(1.00%)	[1]	(59.00%)	[1]
PUERTO RICO | Recognition Of Tax Benefits From Previous Years [Member]
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation Abstract
Income tax reconciliation, other deductions		$ 0	[2]	$ (53,615)	[2]	$ 0	[2]
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation Abstract
Effective Income Tax Rate Reconciliation Deductions Other		0.00%	[2]	(20.00%)	[2]	0.00%	[2]
PUERTO RICO | State Taxes And Others [Member]
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation Abstract
Effective Income Tax Rate Reconciliation Deductions Other		2.00%		1.00%		(11.00%)

[1]	Includes the impact of the Closing Agreement with the P.R. Treasury signed in June 2012 and income from investments in subsidiaries subject to preferential tax rates.
[2]	Represents the impact of the Ruling and Closing Agreement with the P.R. Treasury signed in June 2011.